Note 25 - Segmented Information - Schedule of Operating Results (Details) - CAD ($) $ in Thousands			12 Months Ended
		Feb. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Consulting and professional fees			$ 5,103	$ 3,782	$ 4,659
Acquisition cost			255	442	700
General and administrative			3,071	2,902	2,395
Investor relations and marketing			622	811	633
Salaries and benefits		$ 134	6,513	4,318	3,775
Share-based payments (Note 17)			1,453	1,739	1,821
Operating loss			17,017	13,994	13,983
Unrealized gain on marketable securities			4	41	(253)
Loss on financial derivative liability - Convertible Notes			(10,354)	(4,493)	6,683
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			74,410	7	1,243
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			(8,017)
Other non-operating loss			(12,325)	(11,008)	(6,472)
Loss before taxes			(133,465)	29,447	64,666
(Loss) gain on financial derivative liability – Convertible Notes (Note 11)			(10,354)	(4,493)	6,683
Impairment			0	0	(51,884)
Assets			185,564	151,447
Liabilities			139,314	87,129
The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			(168,183)	0	0
Operating segments [member] | Refinery segment [member]
Statement Line Items [Line Items]
Consulting and professional fees			632	270	69
Acquisition cost			0	0	0
General and administrative			1,329	804	156
Investor relations and marketing			0	0	0
Salaries and benefits			1,911	1,547	1,783
Share-based payments (Note 17)			0	0	0
Operating loss			3,872	2,621	2,008
Unrealized gain on marketable securities			0	0	0
Loss on financial derivative liability - Convertible Notes			0	0	0
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			0	0	0
Other non-operating loss			0	0	0
Loss before taxes			(3,872)	2,621	53,892
(Loss) gain on financial derivative liability – Convertible Notes (Note 11)			0	0	0
Impairment					(51,884)
Assets			56,443	52,434
Liabilities			12,493	3,707
Operating segments [member] | Refinery segment [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			0
Operating segments [member] | Exploration and evaluation segment [member]
Statement Line Items [Line Items]
Consulting and professional fees			28	0	78
Acquisition cost			255	442	700
General and administrative			19	0	3
Investor relations and marketing			0	0	0
Salaries and benefits			0	0	0
Share-based payments (Note 17)			0	0	0
Operating loss			302	442	781
Unrealized gain on marketable securities			0	0	0
Loss on financial derivative liability - Convertible Notes			0	0	0
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			0	0	0
Other non-operating loss			0	0	0
Loss before taxes			(302)	442	781
(Loss) gain on financial derivative liability – Convertible Notes (Note 11)			0	0	0
Impairment					0
Assets	[1]		88,884	93,276
Liabilities	[1]		53	87
Operating segments [member] | Exploration and evaluation segment [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			0
Material reconciling items [member]
Statement Line Items [Line Items]
Consulting and professional fees			4,443	3,512	4,512
Acquisition cost			0	0	0
General and administrative			1,723	2,098	2,236
Investor relations and marketing			622	811	633
Salaries and benefits			4,602	2,771	1,992
Share-based payments (Note 17)			1,453	1,739	1,821
Operating loss			12,843	10,931	11,194
Unrealized gain on marketable securities			4	41	(253)
Loss on financial derivative liability - Convertible Notes			(10,354)	(4,493)	6,683
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			74,410	7	1,243
Other non-operating loss			(12,325)	(11,008)	(6,472)
Loss before taxes			(129,291)	26,384	9,993
(Loss) gain on financial derivative liability – Convertible Notes (Note 11)			(10,354)	(4,493)	6,683
Impairment					$ 0
Assets			40,237	5,737
Liabilities			126,768	$ 83,335
Material reconciling items [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			$ (168,183)

[1]	Total non-current assets comprising of exploration and evaluation assets in the amount of $88,776 ( December 31, 2024 - $93,200) are located in Idaho, USA. All other assets are located in Canada.